CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from continuing operations:
Net loss	$ (47,085)	$ (3,933)
Net loss from discontinued operation	(200)	(795)
Net loss from continuing operations	(46,885)	(3,138)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	11,459	$ 11,626
Goodwill impairment	20,402
Stock-based compensation of options and RSUs related to employees and non- employees	1,665	$ 1,843
Accrued severance pay, net	(274)	42
Accrued interest and exchange rate differences on short and long-term restricted cash, net	207	464
Exchange rate differences on long-term loans	(221)	(311)
Capital loss from disposal of property and equipment	121	241
Deferred income taxes	11	(56)
Decrease in trade receivables, net	16,730	1,538
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	862	(11,731)
Increase in inventories	(4,911)	$ (1,226)
Increase in restricted cash directly related to operating activities	(52,736)
Decrease in trade payables	(7,647)	$ (4,704)
Increase (decrease) in accrued expenses	(509)	1,491
Increase (decrease) in advances from customer	55,616	(12,424)
Decrease in advances from customer, held by trustees	(8,411)	(65)
Decrease in other current liabilities and other long-term liabilities	(406)	(7,177)
Net cash used in operating activities	(14,927)	(23,587)
Cash flows from investing activities:
Purchase of property and equipment	(3,109)	(12,195)
Investment in restricted cash held by trustees	(6,109)	(5,914)
Proceeds from restricted cash held by trustees	18,649	8,625
Investment in restricted cash (including long-term)	(22,411)	(10,581)
Proceeds from restricted cash (including long-term)	32,559	232
Net cash provided by (used in) investing activities	19,579	(19,833)
Cash flows from financing activities:
Issuance of RSUs and exercise of stock options	5,594	748
Capital lease payments	(407)	(86)
Payment of obligation related to the purchase of intangible assets	(500)	(500)
Proceeds from (repayment of) short-term bank credit, net	(3,811)	14,177
Repayments of long-term loans	(4,409)	(4,484)
Net cash provided by (used in) financing activities	(3,533)	9,855
Cash flows from discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(1,122)	(221)
Decrease in cash and cash equivalents	(3)	(33,786)
Cash and cash equivalents at the beginning of the period	27,726	58,424
Cash and cash equivalents at the end of the period	27,723	24,638
Cash paid during the period for:
Interest	1,499	1,692
Income taxes	362	1,432
Non-cash transactions-
Classification from inventories to property and equipment	996	3,511
Classification from property and equipment to inventories	$ 14	$ 1,254